DEBT - Long-term loan, related party (Details)			6 Months Ended
	Jun. 02, 2023 USD ($)	Jun. 02, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Jun. 02, 2023 CNY (¥)
DEBT
Interest expense			$ 62,438		$ 50,324
Related party
DEBT
Long-term loans, including current portion			1,353,739				$ 1,384,811
Total long-term loans, non-current			1,353,739				$ 1,384,811
Loan from GZ Rural Bank | Mr. Jie Xiao
DEBT
Debt amount	$ 1,424,989		1,384,811			¥ 10,000,000		¥ 10,000,000
Debt term	3 years	3 years
Basis points	0.55%	0.55%
Effective interest rate	4.10%							4.10%
Loan from Mr. Jie Xiao | Related party
DEBT
Debt amount	$ 1,424,989							¥ 10,000,000
Repayments of related party debt	$ 1,424,989	¥ 10,000,000	$ 71,250	¥ 500,000